SCHEDULE OF INCOME TAX RATES TO THE NET LOSS BEFORE TAX PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net income	$ 23,979	$ 22,639
Statutory tax rate percentage	25.91%	26.43%
Net income After Tax	$ 6,213	$ 5,983
Return to provision	(1)	(122)
Depletion	(293)	(352)
Prior period state deferred adjustments	429	1,051
Change in unrecognized tax benefit	140	(3,229)
Change in enacted tax rate	(711)
Other	87	28
Income tax expense	$ 5,864	$ 3,359